Segmented Information - Disclosure of Selected Financial Information by Geographical Segment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Revenue
Mined Ore	$ 21,005	$ 24,642
Purchase Concentrate	6,802	2,586
Cost of sales:
Mined Ore	(20,672)	(18,641)
Purchase Concentrate	(7,150)	(2,151)
Depreciation	(4,913)	(5,610)
Earnings (Loss) from operations	(4,928)	826
Corporate costs and taxes	654	(732)
Write off Mining Interest	(6,713)		$ (1,713)
Disposal of Exploration and Evaluation	(1,013)	7,128
Earnings (Loss) for the year	(12,000)	7,222
Mining interest, plant and equipment	41,476	52,921
Total assets	64,451	82,096
Mexico [member]
Revenue
Mined Ore	21,005	24,642
Purchase Concentrate	6,802	2,586
Cost of sales:
Mined Ore	(20,672)	(18,641)
Purchase Concentrate	(7,150)	(2,151)
Depreciation	(4,913)	(5,610)
Earnings (Loss) from operations	(4,928)	826
Corporate costs and taxes	4,228	2,994
Write off Mining Interest	(6,713)
Disposal of Exploration and Evaluation	(961)	7,128
Earnings (Loss) for the year	(8,374)	10,948
Mining interest, plant and equipment	41,308	52,676
Total assets	60,639	72,566
Mexico [member] | Bernal [member]
Revenue
Mined Ore	21,005	24,642
Purchase Concentrate	3,976	418
Cost of sales:
Mined Ore	(20,532)	(18,641)
Purchase Concentrate	(3,654)	(287)
Depreciation	(4,492)	(5,360)
Earnings (Loss) from operations	(3,697)	772
Corporate costs and taxes	4,343	3,302
Write off Mining Interest	(6,713)
Disposal of Exploration and Evaluation	(1,079)	7,128
Earnings (Loss) for the year	(7,145)	11,202
Mining interest, plant and equipment	35,302	45,899
Total assets	48,614	61,401
Mexico [member] | Altiplano [member]
Revenue
Purchase Concentrate	2,826	2,168
Cost of sales:
Purchase Concentrate	(3,496)	(1,864)
Depreciation	(421)	(250)
Earnings (Loss) from operations	(1,091)	54
Corporate costs and taxes	294	(308)
Earnings (Loss) for the year	(797)	(254)
Mining interest, plant and equipment	6,005	6,777
Total assets	8,095	11,165
Mexico [member] | Other [member]
Cost of sales:
Mined Ore	(140)
Earnings (Loss) from operations	(140)
Corporate costs and taxes	(409)
Disposal of Exploration and Evaluation	118
Earnings (Loss) for the year	(432)
Mining interest, plant and equipment	1
Total assets	3,930
Canada [member]
Cost of sales:
Corporate costs and taxes	(3,586)	(3,707)
Earnings (Loss) for the year	(3,586)	(3,707)
Mining interest, plant and equipment	168	245
Total assets	3,537	7,559
United States [member]
Cost of sales:
Corporate costs and taxes	12	(19)
Disposal of Exploration and Evaluation	(52)
Earnings (Loss) for the year	(40)	(19)
Total assets	$ 2,150	$ 1,971